CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of changes in equity [abstract]
Total comprehensive income attributable to owners of the parent	£ 187	£ 1,788	£ 3,046
Equity attributable to owners of parent	£ 49,856	£ 52,917	£ 51,667